SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 9 – SHARE-BASED COMPENSATION

The Company has an Equity Incentive Plan (the “Plan”) under which the Company may grant restricted stock awards and stock options for up to 1,000,000 ordinary shares. Both incentive stock options and non-qualified stock options expire ten years from the date of the grant or 90 days after the termination of employment of the grantee.

Stock Options

The fair value of options and share awards granted under the stock option plan during the year ended December 31, 2022 and 2021 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2022	2021
Risk-free interest rates	0.986% - 3.44%	0.986%
Expected life of options	5 years	5 years
Expected volatility	73.62% - 83.45%	78.50%
Expected dividend yield	0.00%	0.00%

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 9 – SHARE-BASED COMPENSATION (CONTINUED)

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2021	90,290	$4.34
Granted	68,346	25.21
Forfeited/Expired	(510)	4.34
Exercised	-	-
Balance at December 31, 2021	158,126	13.36	6.58	854,217
Granted	334,773	17.90
Forfeited/Expired	(57,714)	14.80
Exercised	(43,642)	4.34
Balance at December 31, 2022	391,543	18.02	9.11	$-
Exercisable at December 31, 2022	66,193	16.80	7.69	$-

The following table summarizes the Company’s non-vested stock options.

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2021	38,203	$3.28
Options granted	68,346	4.53
Options forfeited/cancelled	(510)	3.28
Options exercised	-	-
Options vested	(36,019)	5.03
At December 31, 2021	70,020	5.88
Options granted	334,773	10.88
Options forfeited/cancelled	(53,808)	7.77
Options exercised	-	-
Options vested	(25,635)	3.80
At December 31, 2022	325,350	$10.30

For the years ended December 31, 2022 and 2021, the Company recognized $555,156 and $171,500 of stock compensation expense relating to stock options, respectively. As of December 31, 2022, there was $3,418,134 of unrecognized stock compensation expense related to non-vested stock options granted under the Plan. The cost is expected to be recognized over a weighted-average period of approximately four years.

Restricted Stock Awards

From time-to-time the Company issues time-based restricted stock awards (“RSAs”) under the Plan. The fair value of the nonvested shares are measured at the market price of a share on the date of grant and will be recognized as share-based compensation expense over the requisite service period. Grants vest over a period ranging from one to four years based on continued employment or service. The ordinary shares underlying the RSAs are not considered issued and outstanding until vested.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 9 – SHARE-BASED COMPENSATION (CONTINUED)

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted-Average Grant Date Fair Value Per Share
Outstanding at January 1, 2021	-	$-
Granted	10,110	13.87
Forfeited	(228)	13.87
Exercised	-	-
Vested	(4,534)	13.87
Outstanding at December 31, 2021	5,288	13.87
Granted	23,732	17.53
Forfeited	-	-
Exercised	-	-
Vested	(26,031)	16.77
Outstanding at December 31, 2022	2,989	$13.87

For the years ended December 31, 2022 and 2021, the Company recognized $449,236 and $63,904 of stock compensation expense relating to RSAs, respectively. As of December 31, 2022, there was $40,183 of unrecognized share-based compensation expense related to non-vested RSAs. The cost is expected to be recognized over a weighted average period of approximately three years.